UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

AGF Investments Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William H. DeRoche, President

53 State Street, Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report
December 31, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as your brokerage firm).
Alternatively, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary. Your election to receive reports in paper may apply to all funds held in your account(s) that you invest in through your financial intermediary.

Investors should consider the investment objectives, risks, charges and expenses carefully before investing. For a prospectus or summary prospectus with this and other information about the Funds, please call (833) AGF-FUND (833-243-3863) or visit our website at www.AGF.com. Read the prospectus or summary prospectus carefully before investing.
Investing involves risk including loss of principal. Equity securities are volatile and can decline significantly in response to broad market and economic conditions. Investments in global equities may be significantly affected by political or economic conditions and regulatory requirements in a particular country. International markets can involve risks of currency fluctuation, political and economic instability, different accounting standards and foreign taxation. Emerging or frontier markets involve exposure to economic structures that are generally less diverse and mature. The less developed the market, the riskier the security. Such securities may be less liquid and more volatile.
Additional risks for the AGF Global Sustainable Growth Equity Fund:
The universe of sustainable investments may be smaller than that of other funds that do not focus on sustainable development issuers. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in others, due to their lack of positive exposure to sustainability themes. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market.
Distributor: Foreside Fund Services, LLC

i	Allocation of Portfolio Holdings and Industries
Schedule of Investments
1	AGF Global Sustainable Growth Equity Fund
3	Statement of Assets and Liabilities
4	Statement of Operations
5	Statement of Changes in Net Assets
6	Financial Highlights
8	Notes to Financial Statements
16	Expense Examples
18	Additional Information
Investments carry risks, including possible loss of principal. Additional risks may be associated with investments outside the United States, especially in emerging markets, including currency fluctuations, illiquidity, volatility, and political and economic risks. Investments in small- and mid-capitalization companies may increase the risk of greater price fluctuations. Please see the Funds’ prospectus for a discussion of the risks associated with an investment in the Funds. Investments in the Funds are not FDIC insured, nor are they bank deposits or guaranteed by a bank or any other entity. Funds invested in a smaller number of holdings may expose an investor to greater volatility.

AGF Investments Trust
Allocation of Portfolio Holdings and Industries
December 31, 2019 (Unaudited)
AGF Global Sustainable Growth Equity Fund
The Fund’s investment objective is to provide long-term capital growth.
The Fund invests in companies around the world, including in the United States, that the Fund’s investment adviser believes are positively exposed to sustainable investment themes. The Fund’s investment adviser has identified a number of sustainable investment themes that are consistent with the environmental concept of sustainable development, defined as economic development that meets the needs of current generations without compromising the ability of future generations to meet theirs. Examples of these sustainable investment themes may include Energy and Power Technologies, Waste Management and Pollution Control, Water and Waste Water Solutions and Environmental Health and Safety.
Largest Equity Holdings
Company	% of Net Assets
Thermo Fisher Scientific, Inc.	4.6%
Keyence Corp.	3.7%
Danaher Corp.	3.6%
Kerry Group plc	3.5%
Ecolab, Inc.	3.5%
Dassault Systemes SE	3.4%
Medtronic plc	3.3%
Halma plc	3.3%
Shimano, Inc.	3.1%
Equinix, Inc.	2.8%
Sector Exposure
Sectors	% of Net Assets
Consumer Discretionary	5.9%
Consumer Staples	3.5%
Energy	0.3%
Financials	2.9%
Health Care	13.6%
Industrials	26.8%
Information Technology	23.3%
Materials	9.9%
Real Estate	4.4%
Utilities	3.7%
Other(1)	5.7%
100.0%
(1)
Includes any non-equity securities and net other assets (liabilities).

i

AGF Investments Trust
AGF Global Sustainable Growth Equity Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
COMMON STOCKS – 92.3%
Auto Components – 2.8%
Aptiv plc	371	$35,234
Banks – 2.9%
ING Groep NV	1,246	14,938
Intesa Sanpaolo SpA	8,331	21,946
		36,884
Building Products – 7.8%
Geberit AG (Registered)	22	12,348
Kingspan Group plc	475	29,011
Nibe Industrier AB, Class B	1,292	22,402
Trex Co., Inc.*	380	34,154
		97,915
Chemicals – 9.9%
Albemarle Corp.	161	11,759
Chr Hansen Holding A/S	149	11,841
Croda International plc	395	26,789
Ecolab, Inc.	227	43,809
Johnson Matthey plc	419	16,628
Umicore SA	281	13,667
		124,493
Commercial Services & Supplies – 5.4%
Tetra Tech, Inc.	274	23,608
Tomra Systems ASA	308	9,767
Waste Connections, Inc.	383	34,772
		68,147
Electrical Equipment – 5.0%
Legrand SA	350	28,518
Prysmian SpA	955	23,021
Siemens Gamesa Renewable Energy SA	629	11,031
		62,570
Electronic Equipment, Instruments & Components – 12.8%
Amphenol Corp., Class A	131	14,178
Halma plc	1,475	41,342
Hexagon AB, Class B	285	15,975
Keyence Corp.	132	46,760
Samsung SDI Co. Ltd.	85	17,346
Trimble, Inc.*	612	25,514
		161,115
Energy Equipment & Services – 0.3%
Secure Energy Services, Inc.	963	3,753
Equity Real Estate Investment Trusts (REITs) – 4.4%
Equinix, Inc.	61	35,606
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	606	19,501
		55,107
Food Products – 3.5%
Kerry Group plc, Class A	353	43,991

Investments	Number of Shares	Value
Health Care Equipment & Supplies – 9.0%
Asahi Intecc Co. Ltd.	890	$26,211
Danaher Corp.	294	45,123
Medtronic plc	366	41,523
		112,857
Industrial Conglomerates – 2.4%
Roper Technologies, Inc.	84	29,755
Leisure Products – 3.1%
Shimano, Inc.	242	39,578
Life Sciences Tools & Services – 4.6%
Thermo Fisher Scientific, Inc.	180	58,477
Machinery – 6.2%
Cummins, Inc.	154	27,560
NFI Group, Inc.	251	5,151
Westinghouse Air Brake Technologies Corp.	215	16,727
Xylem, Inc.	373	29,389
		78,827
Semiconductors & Semiconductor Equipment – 4.9%
Analog Devices, Inc.	180	21,391
Cree, Inc.*	245	11,307
First Solar, Inc.*	171	9,569
Infineon Technologies AG	835	19,023
		61,290
Software – 5.6%
ANSYS, Inc.*	110	28,315
Dassault Systemes SE	260	42,740
		71,055
Water Utilities – 1.7%
American Water Works Co., Inc.	176	21,622
TOTAL COMMON STOCKS (Cost $975,510)		1,162,670
MASTER LIMITED PARTNERSHIPS – 2.0%
Independent Power and Renewable Electricity Producers – 2.0%
Brookfield Renewable Partners LP
(Cost $17,536)	526	24,425
Total Investments – 94.3% (Cost $993,046)		1,187,095
Other Assets Less Liabilities – 5.7%		72,058
Net Assets – 100.0%		$1,259,153

*
Non-income producing security.

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$209,120
Aggregate gross unrealized depreciation	(16,059)
Net unrealized appreciation	$193,061
Federal income tax cost of investments (including derivative contracts, if any)	$994,034

See accompanying notes to the financial statements.

AGF Investments Trust
AGF Global Sustainable Growth Equity Fund
Schedule of Investments
December 31, 2019 (Unaudited)
AGF Global Sustainable Growth Equity Fund invested, as a percentage of net assets, in the following countries as of December 31, 2019:
Belgium	1.1%
Canada	2.6%
Denmark	0.9%
France	5.7%
Germany	1.5%
Ireland	5.8%
Italy	3.6%
Japan	8.9%
Netherlands	1.2%
Norway	0.8%
South Korea	1.4%
Spain	0.9%
Sweden	3.0%
Switzerland	1.0%
United Kingdom	6.7%
United States	49.2%
Other(1)	5.7%
100.0%
(1)
Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

AGF Investments Trust
Statement of Assets and Liabilities
December 31, 2019 (Unaudited)
AGF Global Sustainable Growth Equity Fund
ASSETS:
Investments in securities, at value(1)	$1,187,095
Cash	29,597
Foreign cash(2)	7,252
Receivables:
Dividends and interest	1,260
Investment adviser (Note 4)	86,723
Prepaid expenses	27,576
Total Assets	1,339,503
LIABILITIES:
Payables:
Administration fees	25,000
Transfer Agent fees	12,708
Trustees fees	2,506
Custodian and Accounting fees	13,256
Professional fees	19,807
Accrued expenses and other liabilities	7,073
Total Liabilities	80,350
Net Assets	$1,259,153
NET ASSETS CONSIST OF:
Paid in capital	$1,122,984
Distributable earnings (loss)	136,169
Net Assets	$1,259,153
NET ASSETS:
Class I	$829,180
Class R6	429,973
Total	$1,259,153
SHARES OUTSTANDING (unlimited number of shares authorized)
Class I	72,772
Class R6	37,736
Total	110,508
NET ASSET VALUE
Class I	$11.39
Class R6	11.39
(1) Investments in securities, at cost	$993,046
(2) Cost of foreign cash	$7,115
See accompanying notes to the financial statements.

AGF Investments Trust
Statement of Operations
For the Period Ended December 31, 2019 (Unaudited)
AGF Global Sustainable Growth Equity Fund
INVESTMENT INCOME:
Dividend income	$6,568
Foreign withholding tax on dividends	(463)
Total Investment Income	6,105
EXPENSES:
Investment advisory fees (Note 4)	3,616
Administration fees	37,500
Registration and filing fees	16,320
Professional fees	105,613
Trustee fees	4,705
Custodian and Accounting fees	20,351
Transfer Agent fees	33,941
CCO fees	6,003
Treasurer fees	12,384
Other fees	10,317
Total Expenses before Adjustments	250,750
Less: waivers and/or reimbursements by Adviser (Note 4)	(246,310)
Total Expenses after Adjustments	4,440
Net Investment Income	1,665
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(8,282)
Foreign currency transactions	(413)
Net Realized Loss	(8,695)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investment in securities	85,827
Translation of assets and liabilities denominated in foreign currencies	93
Net Change in Unrealized Appreciation	85,920
Net Realized and Unrealized Gain (Loss)	77,225
Net Increase (Decrease) in Net Assets Resulting from Operations	$78,890

See accompanying notes to the financial statements.

AGF Investments Trust
Statement of Changes in Net Assets
	AGF Global Sustainable Growth Equity Fund
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
OPERATIONS:
Net investment income	$1,665	$4,090
Net realized loss	(8,695)	(45,109)
Net change in unrealized appreciation	85,920	105,093
Net Increase in Net Assets Resulting from Operations	78,890	64,074
DISTRIBUTIONS
Distributable earnings
Class I	(1,281)	(1,860)
Class R6	(665)	(1,860)
Total Distributions	(1,946)	(3,720)
CAPITAL TRANSACTIONS:
Class I
Capital shares issued	$168,000	$200,000
Capital shares issued in reinvestment of distributions	1,181	1,581
Total Class I transactions	169,181	201,581
Class R6
Capital shares issued in reinvestment of distributions	565	1,581
Total Class R6 transactions	565	1,581
Net Increase in Net Assets Resulting from Capital Transactions	$169,746	$203,162
Total Increase in Net Assets	246,690	263,516
NET ASSETS:
Beginning of period	1,012,463	748,947
End of Period	$1,259,153	$1,012,463
SHARE TRANSACTIONS:
Class I
Beginning of period	57,040	37,505
Capital shares issued	15,629	19,353
Capital shares issued in reinvestment of distributions	103	182
Total Class I − Shares Outstanding, End of Period	72,772	57,040
Class R6
Beginning of period	37,687	37,505
Capital shares issued in reinvestment of distributions	49	182
Total Class R6 − Shares Outstanding, End of Period	37,736	37,687
Shares Outstanding, End of Period	110,508	94,727

See accompanying notes to the financial statements.

AGF Investments Trust
Financial Highlights for a share outstanding throughout the period:
	PER SHARE OPERATING PERFORMANCE
		Investment Operations			Distributions
	Net asset value, beginning of period	Net investment Income(a)	Net realized and unrealized gain (loss) from investments	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
AGF Global Sustainable Growth Equity Fund – Class I
Six Months Ended December 31, 2019 (Unaudited)	$10.69	0.02	0.70	0.72	(0.02)	—	—	(0.02)	$11.39
Year Ended June 30, 2019	$9.98	0.05	0.71	0.76	(0.05)	—	—	(0.05)	$10.69
For the period 11/03/17* – 6/30/2018	$10.00	0.05	(0.07)	(0.02)	—	—	—	—	$9.98
AGF Global Sustainable Growth Equity Fund – Class R6
Six Months Ended December 31, 2019 (Unaudited)	$10.69	0.02	0.70	0.72	(0.02)	—	—	(0.02)	$11.39
Year Ended June 30, 2019	$9.98	0.05	0.71	0.76	(0.05)	—	—	(0.05)	$10.69
For the period 11/03/17* – 6/30/2018	$10.00	0.05	(0.07)	(0.02)	—	—	—	—	$9.98
*
Commencement of investment operations.

(a)
Net investment income (loss) per share is based on average shares outstanding.

(b)
Not annualized for periods less than one year.

(c)
Annualized for periods less than one year.

See accompanying notes to the consolidated financial statements.

RATIOS/SUPPLEMENT DATA
Ratios to average net assets(c)
Expenses, before reimbursements and/or waivers	Expenses, net of reimbursements and/or waivers	Net investment income	Net investment loss, before reimbursements and/or waivers	Total Return(b)	Portfolio turnover rate(b)	Ending net assets (thousands)
45.19%	0.80%	0.30%	(44.09)%	6.71%	12%	$829
49.81%	0.80%	0.54%	(48.47)%	7.73%	37%	$609
28.87%	0.80%	0.68%	(27.40)%	(0.20)%	12%	$375
45.19%	0.80%	0.30%	(44.09)%	6.71%	12%	$430
49.19%	0.80%	0.53%	(47.86)%	7.73%	37%	$403
28.87%	0.80%	0.68%	(27.40)%	(0.20)%	12%	$374

See accompanying notes to the consolidated financial statements.

AGF Investments Trust
Notes to Financial Statements
December 31, 2019 (Unaudited)
1. Organization
AGF Investments Trust (formerly known as FQF Trust) (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2019, the Trust included one operational series: AGF Global Sustainable Growth Equity Fund (the “Fund”). The Fund currently offers Class I and Class R6 shares. The Fund is classified as a “diversified” Fund, within the meaning of the 1940 Act.
The investment objective of the Fund is to provide long-term capital growth. There can be no assurance that the Fund will achieve its investment objective.
The AGF Global Equity Fund was closed to new investors on August 20, 2019 and final proceeds of the Fund were paid to shareholders on September 20, 2019 to complete the liquidation of the Fund.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.
Investment Company Modernization
In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and new forms (Form N-PORT and Form N-CEN), as well as amendments to existing forms and rules, including Regulation S-X, to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X include, among other changes, requiring standardized, enhanced disclosures about derivatives in investment company financial statements. The Fund has included disclosures in these financial statements to reflect the amendments to Regulation S-X. These amendments had no effect on the Fund’s net assets or results of operations. The filing compliance date for the Fund for Form N-PORT is no later than June 1, 2020, reflecting March 2020 data.
Investment Valuation
The net asset value (“NAV”) of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The Fund’s NAV per share is calculated separately for each class of shares of the Fund. NAV per share is computed by adding the total value of the Fund’s investments and other assets, determining the proportion allocable to the particular class, subtracting the liabilities allocable to the class and then dividing that figure by the number of shares outstanding for that class.
The value of the Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available the security will be valued by another method that the Fund’s Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guideline which were approved by the Board of Trustees (the “Trustees”). For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund’s shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Fund. Securities using these valuation adjustments are categorized as Level 2 in the fair value hierarchy.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when a security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. Securities of non-exchange-traded and exchange-traded investment companies are valued at their NAV and market value, respectively.
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 — Quoted prices in active markets for identical assets.

•
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of December 31, 2019 for the Fund based upon the three levels defined above:
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGF Global Sustainable Growth Equity Fund
Investments
Common Stocks*	$1,187,095	$—	$—	$1,187,095
Total Investments	$1,187,095	$—	$—	$1,187,095
*
See Schedules of Investments for presentation by industry type.

Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. The Fund’s assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Fund’s income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Fund does not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statement of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statement of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statement of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
Allocation of Expenses, Income, and Gains and Losses
Expenses directly attributable to the Fund are charged to that Fund. Expenses not directly attributable to the Fund are allocated proportionally among all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class. For the period ended December 31, 2019, neither fund incurred class specific expenses such as distribution (12b-1) and administrative service fees.
Taxes and Distributions
The Fund intends to qualify (or continue to qualify) as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.
The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.
Dividends and distributions will be automatically reinvested unless requested otherwise. Dividends will differ among classes of the Fund due to differences in distribution and other class-specific operating expenses and will generally be paid at least annually. Capital gains are distributed at least annually.
3. Investment Transactions and Related Income
Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
4. Investment Management Fees
AGF Investments America Inc. (the “Adviser”) is the investment adviser to the Fund. Under an investment management agreement between the Adviser and the Trust (the “Management Agreement”), the Fund pays the Adviser a fee at an annualized rate, based on its average daily net assets, of 0.65%.
The Adviser has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares and Class R6 shares do not exceed 0.80% of each share class’ average daily net assets. The Adviser is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Total Annual Fund Operating Expenses do not exceed the then-applicable expense cap or the expense cap in place at the time of the original fee waiver or reimbursement. This agreement will remain in effect until November 1, 2022, and shall renew automatically for one-year terms unless the Adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
For the period ended December 31, 2019, management fee waivers and expense reimbursements were as follows:
Fund	Management Fees Waived	Expense Reimbursements
AGF Global Sustainable Growth Equity Fund	$3,616	$242,694
As of December 31, 2019, the amounts eligible for repayment and the associated period of expiration are as follows:
Fund	Expires June 30, 2021	Expires June 30, 2022	Expires June 30, 2023	Total Eligible for Recoupment
AGF Global Sustainable Growth Equity Fund	$141,262	$372,335	$246,310	$759,907
5. Administration, Accounting, Custodian and Transfer Agent Fees
JPMorgan Chase Bank, N.A. (“JPMorgan”) acts as administrator (the “Administrator”), fund accounting agent and custodian to the Fund. The Administrator provides the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Fund under federal and state securities laws. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Fund; the Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Fund under the service agreement. The Fund pays the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Fund under the service agreement. The Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. As custodian, JPMorgan holds cash, securities and other assets of the Fund as required by the 1940 Act.
U.S. Bancorp Fund Services, LLC serves as the transfer agent (the “Transfer Agent”) to the Fund. The Transfer Agent is responsible for processing purchase and redemption requests and crediting dividends to the accounts of shareholders of the Fund. For its services, the Transfer Agent receives monthly fees charged to the Fund, plus certain charges for securities transactions.
6. Distribution, Service Plan and Fund Officers
Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. Shares are continuously offered for sale by the Trust through the Distributor. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust or its shareholders.
Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Fund. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Fund. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Fund, or which securities are to be purchased or sold by the Trust or the Fund.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
7. Investment Transactions
For the period ended December 31, 2019, the cost of securities purchased and proceeds from sales of securities, excluding short-term investments, were as follows:
Fund	Purchases	Sales
AGF Global Sustainable Growth Equity Fund	$261,434	$130,677
8. Purchase and Sale of Fund Shares
The information below explains how to purchase and sell shares of the Fund directly. Investors purchasing or selling shares through a financial intermediary may be charged transaction-based or other fees by the financial intermediary for its services. Please contact your financial intermediary for information regarding these fees and for purchase instructions.
You may purchase or redeem Fund shares through your broker-dealer, other financial intermediary that has an agreement with the Distributor, or through the Transfer Agent. You may purchase, redeem or exchange shares of any class of the Fund on any day the NYSE is open for business.
Class I Shares
Class I shares are offered by the Fund to institutions and individuals with a $1,000,000 minimum requirement for initial investment, and no minimum is required for additional investments. The minimum requirement may be waived, at the Adviser’s discretion, for certain institutions or individuals who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Neither the minimum requirement for initial investment for the Fund nor the requirements for the minimum account size will apply to investments by employees of the Adviser (or their affiliates), officers and trustees of the Fund, partners or employees of law firms that serve as counsel to the Fund or the Fund’s independent trustees, or members of the immediate families of the foregoing (e.g. spouses and children).
Class I shares of the Fund has an investment minimum of  $1,000,000 and a minimum account balance of  $1,000,000. There is no investment minimum or minimum investment account size requirement for qualified retirement benefit plans. The Fund reserves the right to redeem shares if an account balance for any Fund falls below the minimum account balance due to redemptions and not due to market movement. If the account balance is not increased to the minimum amount within 60 days of the investor being notified by the Fund, then the account may be closed and the proceeds in the account given to the investor. Fund shares will be redeemed at NAV on the day the redemption transaction is processed.
The investor eligibility requirements for Class I shares of the Fund may be changed from time to time. Any such changes will be reflected in the Fund’s then current prospectus and SAI.
Class R6 Shares
Class R6 shares are offered by the Fund to institutional investors that meet a $1,000,000 minimum requirement for initial investment and to Eligible Investors (as defined below). No minimum is required for additional investments. Institutional investors (including endowments and foundations) are investors deemed appropriate by the Adviser that hold shares of the Fund through an account held directly with the Fund that are not traded through an intermediary, subject to a minimum initial investment of  $1,000,000. “Eligible Investors” are not subject to a minimum initial investment and include (a) retirement and benefit plans that have plan-level or omnibus accounts held on the books of the Fund and do not collect servicing or record keeping fees from the Fund; (b) plans or platforms sponsored by a financial intermediary whereby shares are held on the books of the Fund through omnibus accounts, either at the plan or platform level or the level of the plan administrator, and where an unaffiliated third party intermediary provides administrative, distribution and/or other support services to the plan or platform and does not charge the Fund servicing, record keeping or sub-transfer agent fees; and (c) collective investment trusts. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, Simple IRAs, individual 401 (k) plans or individual 403 (b) plans.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
Class R6 shares of the Fund have an investment minimum of  $1,000,000 and a minimum account balance of  $1,000,000. There is no investment minimum or minimum investment account size requirement for Eligible Investors. The Fund reserves the right to redeem shares if an account balance for any Fund falls below the minimum account balance due to redemptions and not due to market movement. If the account balance is not increased within 60 days of the investor being notified by the Fund, then the account may be closed and the proceeds in the account given to the investor. Fund shares will be redeemed at NAV on the day the redemption transaction is processed.
The investor eligibility requirements for Class R6 shares of the Fund may be changed from time to time. Any such changes will be reflected in the Fund’s then current prospectus and SAI.
Shareholder Concentration Risk
As of December 31, 2019, certain shareholder accounts owned more than 10% of the outstanding shares of AGF Global Sustainable Growth Equity Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund. In case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in fund losses and the fund holding a higher percentage of illiquid positions. Large redemptions could also result in decreased economies of scale and increased operating expenses for non-redeeming fund shareholders.
As of December 31, 2019, 68% of AGF Global Sustainable Growth Equity Fund’s outstanding shares, were held by the Adviser or an affiliate of the Adviser. The AGF Global Sustainable Growth Equity Fund had individual shareholder and/or omnibus accounts that owned 32% of the Fund’s outstanding shares.
9. Principal Investment Risks
The Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Fund.
Market Risk.   The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in 2 these markets may be rapid and unpredictable. From time to time, markets may experience stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares.
Portfolio Management Risk.   The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which the Adviser takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of the Fund’s holdings.
Equity Securities Risk.   The value of equity securities generally fluctuate, sometime widely, based on real or perceived changes in an issuer’s financial condition and overall market and economic conditions, including stock market and industry conditions. A decline in the value of an equity security held by the Fund will adversely affect the value of your investment.
Sustainable Investing Risk.   Because the Fund focuses on equity securities of companies that the Adviser believes meet the concept of sustainable development, the Fund’s universe of investments may be smaller than that of other funds that do not focus on sustainable investment themes. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in other sectors, due to their lack of positive exposure to sustainable investment themes. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market.
Foreign Securities Risk.   Investments in foreign securities involve risks that differ from investments in securities of U.S. issuers because of unique political, economic and market conditions. Foreign markets, especially those in less developed economies, are generally more illiquid than U.S. markets, meaning that it could be harder for the Fund to dispose of a particular security than if it were traded on a U.S. exchange. Foreign securities markets may also have

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
high transaction costs, limited legal recourse and unreliable or untimely information. The value of foreign securities may also be adversely affected by changes in currency exchange rates.
Foreign Currency Risk.   Investing in securities that trade and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. A stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Emerging Markets Risk.   Investments in securities of issuers located in emerging market economies (including frontier market economies) are generally riskier than investments in securities of issuers from more developed economies. Emerging market economies generally have less developed and more volatile securities trading markets with untimely and unreliable information. Emerging market economies also generally have less developed legal and accounting systems and a greater likelihood of nationalization or confiscation of assets and companies than do developed economies. These same risks exist and may be greater in frontier markets.
Equity-Linked Investments Risk.   Equity-linked investments, such as participatory notes, are traded over-the-counter and are designed to replicate the performance of the underlying asset. Equity-linked investments allow the Fund to invest in equity securities located in foreign markets which the Fund may be unable or unwilling to invest in directly and may expose the Fund to the risks of the underlying or reference foreign security. In addition, the performance of equity-linked securities may not correlate to the performance of the underlying security due to transaction costs and other expenses. Equity-linked investments also expose the Fund to counterparty risk.
Depositary Receipts Risk.   Depositary receipts subject the Fund generally to the same risks as if it were investing in the underlying foreign securities directly, including political and economic risks that differ from investing in securities of U.S. issuers. In addition, because the underlying securities may be trading on a non-U.S. market, the value of the underlying security may decline, sometimes rapidly, at a time when U.S. markets are closed and the Adviser may not be able to take appropriate actions to mitigate losses to the Fund.
Exchange-Traded Funds and Other Investment Companies Risk.   The risks of investing in ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, the Fund bears its proportionate share of the fees and expenses of the underlying fund, which may have an adverse impact on the Fund’s operating expenses and performance and may affect the value of your investment.
Liquidity Risk.   Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices. An illiquid investment is hard to value and may be sold at a price that is different from the price at which the Adviser valued the investment for purposes of the Fund’s net asset value.
Large Shareholders Risk.   The Fund is subject to the risk that a large investor may purchase or redeem a large percentage of Fund shares at any time. As a result, the Fund’s performance or liquidity may be adversely affected because the Fund may have to sell investments at disadvantageous times or prices or hold cash when it would not otherwise do so to meet large redemption requests.
10. Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Adviser is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
11. New Accounting Pronouncements
On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosure upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for these financial statements.
12. Subsequent Events
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Fund’s financial statements.

AGF Investments Trust
Expense Example (Unaudited)
December 31, 2019
As a shareholder, you incur two types of costs: (1) transaction costs for, such as brokerage commissions, purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
Actual Expenses
The actual expense examples are based on an investment of  $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2019.
The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The hypothetical expense examples are based on an investment of  $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2019.
The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on the purchases and sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

AGF Investments Trust
Expense Example (Unaudited)
December 31, 2019
	Beginning Account Value 07/01/19	Ending Account Value 12/31/19	Expenses Paid During the Period*	Annualized Expense Ratio During Period
AGF Global Sustainable Growth Equity Fund
Class I
Actual	$1,000.00	$1,067.10	$4.16	0.80%
Hypothetical	$1,000.00	$1,021.11	$4.06	0.80%
Class R6
Actual	$1,000.00	$1,067.10	$4.16	0.80%
Hypothetical	$1,000.00	$1,021.11	$4.06	0.80%
*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 366 days in the fiscal year (to reflect the one-half year period).

AGF Investments Trust
Additional Information (Unaudited)
Proxy Voting Information
A description of AGF Investments Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.AGF.com or the U.S. Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 833-AGF-FUND (833-243-3863).
In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-833-AGF-FUND (833-243-3863) or on the SEC’s website at www.sec.gov.
Quarterly Portfolio Holdings Information
AGF Investments Trust files has filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the AGF Funds’ website at www.AGF.com.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

AGF Investments Trust
53 State Street, Suite 1308
Boston, MA 02109
www.AGF.com
Distributor:
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	A change in the registrant’s independent public accountant – Not applicable

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGF Investments Trust

By: /s/William H. DeRoche

William H. DeRoche

President

March 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/William H. DeRoche

William H. DeRoche

President

March 9, 2020

By: /s/Joshua Hunter

Joshua Hunter

Principal Financial Officer and Treasurer

March 9, 2020